Income Taxes - Reconciliation of U.S. Federal Statutory Income Tax Rate to Company's Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory income tax rate	(35.00%)	(35.00%)	(35.00%)
State income taxes, net of federal benefit	(3.50%)	(2.80%)	(0.90%)
Foreign rate differential	1.60%	3.20%	7.10%
Research and development tax credits	(0.40%)	(1.00%)	(0.30%)
Nondeductible expenses	1.20%	0.70%	0.20%
Uncertain tax position reserves	0.20%	0.50%	0.10%
Stock-based compensation	0.50%	0.30%	0.10%
Change in rates due to tax reform	16.50%
Change in deferred tax asset valuation allowance	18.90%	34.10%	28.70%
Effective income tax rate	0.00%	0.00%	0.00%